Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our policies and practices regarding the grant of equity awards are designed to comply with applicable securities laws to and reflect the integrity of our executive compensation program. The Compensation Committee is responsible for determining the timing and terms of equity awards to eligible personnel. The timing of equity award grants is determined with consideration to a variety of factors, including ensuring that the Company is not in possession of material nonpublic information at the time of grant. While the Company’s equity compensation program seeks alignment with the Company’s strategic objectives, competitive aims, and the attraction and retention of qualified personnel, the equity compensation of each individual is generally considered on a case-by-case basis. The Company does not follow a predetermined schedule for the granting of all equity awards. Nevertheless, certain of the Company’s equity awards adhere to standard award timelines and vesting schedules.

We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the public release of such information based on equity award grant dates for the purpose of affecting the value of executive compensation. However, the Compensation Committee may consider material nonpublic information to ensure that grants of equity awards comply with applicable laws and regulations as well as Company policy. The Company’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by internal and external legal counsel. We are committed to maintaining equity compensation practices that comply with evolving corporate governance standards, foster a competitive workforce, and serve the best interests of the Company and its stockholders.

Award Timing Method	The timing of equity award grants is determined with consideration to a variety of factors, including ensuring that the Company is not in possession of material nonpublic information at the time of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and do not time the public release of such information based on equity award grant dates for the purpose of affecting the value of executive compensation. However, the Compensation Committee may consider material nonpublic information to ensure that grants of equity awards comply with applicable laws and regulations as well as Company policy.
MNPI Disclosure Timed for Compensation Value	false